Financial Instruments by Category - Summary of Financial Instruments by Category (Details) - IFRS 9 [member] - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Financial assets	¥ 57,333	¥ 42,255
Other investments	355	344
Financial assets at fair value through other comprehensive income	14,498	6,540
Financial liabilities	14,193	12,544
Notes payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	5,726	5,636
Accounts Payable
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	6,879	5,006
Other Payables and Other Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	1,263	1,490
Lease Liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	325	412
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,508	2,918
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,379	199
Restricted Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets	11	31
Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	24,418	18,656
Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	13,164	13,567
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial assets	42,480	35,371
Financial Assets at Amortized Cost | Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	3,508	2,918
Financial Assets at Amortized Cost | Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets	1,379	199
Financial Assets at Amortized Cost | Restricted Cash
Disclosure Of Financial Instruments [Line Items]
Financial assets	11	31
Financial Assets at Amortized Cost | Term Deposits
Disclosure Of Financial Instruments [Line Items]
Financial assets	24,418	18,656
Financial Assets at Amortized Cost | Cash And Cash Equivalent
Disclosure Of Financial Instruments [Line Items]
Financial assets	13,164	13,567
Financial Assets at Fair Value Through Profit and Loss
Disclosure Of Financial Instruments [Line Items]
Financial assets	355	344
Other investments	355	344
Financial Assets at Fair Value Through Other Comprehensive Income
Disclosure Of Financial Instruments [Line Items]
Financial assets	14,498	6,540
Financial assets at fair value through other comprehensive income	¥ 14,498	¥ 6,540